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                   U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form
                             Please print or type
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1. Name and address of issuer:

          JOHN HANCOCK VARIABLE LIFE ACCOUNT U
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2. Name of each series or class of funds for which this notice is filed:
   Select Stock, Bond, International, Money Market, Special Opportunities, Real Estate Equity,
   Stock, Managed, Short-Term U.S. Government Sub Accounts.
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3. Investment Company Act File Number:       811-3068

   Securities Act File Number:    2-68061;  33-76660
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4. Last day of fiscal year for which this notice is filed:

          DECEMBER 31, 1995
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                            [_]
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6. Data of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          NONE
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          NONE
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9. Number and aggregate sale price of securities sold during the fiscal year:
   $ 132,794,730
   Rather than shares or units, the securities sold constitute interest in the separate account having an initial value equal to the dollar amount that commences to earn a return when allocated to one of the subaccounts. For purposes of this notice, the aggregate sale price is the sum of such dollar amounts.
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

           $  132,794,730
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction 6.7):

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12.  Calculation of registration fee:
           (i)   Aggregate sale price of securities
                 sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10): $    132,794,730
                                                               -----------------

           (ii)  Aggregate price of shares issued in
                 connection with dividend reinvestment
                 plans (from Item 11. If applicable):                          0
                                                               -----------------

           (iii) Aggregate price of shares redeemed or
                 repurchased during the fiscal year
                 (if applicable):                               $     51,937,752
                                                               -----------------

           (iv)  Aggregate price of shares redeemed
                 or repurchased and previously applied
                 pursuant to as a reduction to filing fees
                 rule 24c-2 (if applicable):                                   0
                                                               -----------------

           (v)   Net Aggregate price of securities sold
                 and issued during the fiscal year in reliance
                 on rule 24f-2 [line(i), plus line (ii), line
                 less line (iii), plus  (iv)] (If applicable):  $     80,856,978
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           (vi)  Multiplier prescribed by Section 6(b)
                 of the Securities Act of 1933 or other
                 applicable law or regulation (see
                 instruction C.6):                                    1/2900
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           (vii) Fee due [line (i) or line (v)
                 multiplied by line (vi)]:                      $      27,881.72
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Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.   Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                  [ X ]
      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

           February 21, 1996

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                                  SIGNATURES
This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.
                                                       /S/ RAYMOND F. SKIBA
                                                       -------------------------
By (Signature and Title):                              Raymond F. Skiba
                                                       -------------------------
                                                       Director
Date       February 21, 1996
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